Accrued and Other Liabilities - Summary Of Accrued And Other Current Liabilities (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Payables and Accruals [Abstract]
Accrued expenses		$ 2,049	$ 2,853
Warranty liabilities		267	145
Contract liabilities	$ 956	225	0
Payroll payable		473	818
Accrued bonuses		350	0
Short-term lease liabilities and other		162	83
Total accrued and other current liabilities		$ 3,526	$ 3,899